COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Schedule of total purchase commitments

Year ending December 31
2012	$685
2013	197
2014	128
2015	104
2016	59
Thereafter	94

$1,267

Schedule of future minimum lease payments under operating leases

Year ending December 31
2012	$77
2013	71
2014	64
2015	50
2016	45
Thereafter	148

$455

Schedule of cases for which service has been tendered and accepted

	Nine months ended September 30,
	2012	2011
Unresolved at beginning of period	1,080	1,116
Tendered during period	3	10
Resolved during period(1)	2	43
Unresolved at end of period	1,081	1,083
(1)
Although the indemnifying party informs us when tendered cases have been resolved, it generally does not inform us of the settlement amounts relating to such cases, if any. The indemnifying party has informed us that it typically manages our defense together with the defense of other entities in such cases and resolves claims involving multiple defendants simultaneously, and that it considers the allocation of settlement amounts, if any, among defendants to be confidential and proprietary. Consequently, we are not able to provide the number of cases resolved with payment by the indemnifying party or the amount of such payments.

	Year ended December 31,
	2011	2010	2009
Unresolved at beginning of period	1,116	1,138	1,140
Tendered during period	10	24	18
Resolved during period(1)	46	46	20
Unresolved at end of period	1,080	1,116	1,138
(1)
Although the indemnifying party informs us when tendered cases have been resolved, it generally does not inform us of the settlement amounts relating to such cases, if any. The indemnifying party has informed us that it typically manages our defense together with the defense of other entities in such cases and resolves claims involving multiple defendants simultaneously, and that it considers the allocation of settlement amounts, if any, among defendants to be confidential and proprietary. Consequently, we are not able to provide the number of cases resolved with payment by the indemnifying party or the amount of such payments.

Schedule of cases filed and received by the company

	Nine months ended September 30,
	2012	2011
Unresolved at beginning of period	36	37
Filed during period	8	9
Resolved during period	3	8
Unresolved at end of period	41	38

	Year ended December 31,
	2011	2010	2009
Unresolved at beginning of period	37	39	43
Filed during period	11	5	3
Resolved during period	12	7	7
Unresolved at end of period	36	37	39